Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Interest And Finance Costs
Schedule of Interest and Finance Costs

The amounts in the accompanying Consolidated Statements of Comprehensive Income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Interest on long-term debt (Note 8)	$5,483	$6,259	$5,477
Interest on Promissory Note (Note 3)	69	—	—
Amortization and write-off of financing costs	247	238	226
Financing fees and charges	36	32	72
Total	$5,835	$6,529	$5,775